Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income(7) ($000s))	Product and Service Revenue(8) ($000s))
Year					Total Stockholder Return(5) ($)	Peer Group Total Stockholder Return(6) ($)
2024	44,961,745	39,968,710	3,755,269	6,588,509	297.13	141.58	(29,227)	1,298,695
2023	1,704,008	(2,904,929)	2,781,556	(394,261)	198.13	174.51	(302,116)	1,158,300
2022	2,632,248	(1,564,752)	4,924,026	4,429,158	255.96	193.70	(301,408)	1,031,618
2021	34,210,000	45,039,705	5,309,245	4,000,340	293.57	277.30	(164,445)	807,696
2020	6,848,915	49,829,957	1,996,900	9,054,716	383.67	284.83	(157,553)	628,266

Company Selected Measure Name	Product and Service Revenue
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation for our PEO, KR Sridhar, for each of 2024, 2023, 2022, 2021, and 2020.The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Cameron, Berenbaum, Chitoori, and Berenbaum and Ms. Soderberg, (ii) for 2023, Messrs. Cameron, Brooks, and Griffiths and Mses. Moore and Soderberg; (iii) for 2022, Messrs. Cameron and Griffiths, Mses. Moore and Soderberg; (iv) for 2021, Messrs. Cameron, Griffiths, Brooks, and Venkataraman; and (v) for 2020, Messrs. Cameron, Venkataraman, and Furr, and Mses. Brennan and Soderberg. In 2023, Mr. Brooks, Mr. Griffiths, and Ms. Moore each received compensation for a portion of the year given their departures; as a result, average summary compensation for the non-PEO NEOs was considerably lower than in a typical year.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Clean Edge Green Energy Total Return Index.
PEO Total Compensation Amount	$ 44,961,745	$ 1,704,008	$ 2,632,248	$ 34,210,000	$ 6,848,915
PEO Actually Paid Compensation Amount	$ 39,968,710	(2,904,929)	(1,564,752)	45,039,705	49,829,957
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “Compensation Actually Paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Deduct Reported Value of Equity Awards(a) ($)	Add (or Deduct) Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2024	44,961,745	(42,394,800)	37,401,765	39,968,710
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the 2024 Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2024	51,083,000	(1,739,842)	7,038,000	(4,529,356)	(14,450,036)	0	37,401,765

Non-PEO NEO Average Total Compensation Amount	$ 3,755,269	2,781,556	4,924,026	5,309,245	1,996,900
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,588,509	(394,261)	4,429,158	4,000,340	9,054,716
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Average Reported Value of Equity Awards ($)	Add (or Deduct) Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,755,269	(2,673,975)	5,507,214	6,588,509
(i)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Average Equity Award Adjustments ($)
2024	5,780,496	143,757	—	(174,362)	(242,677)	—	5,507,214

Compensation Actually Paid vs. Total Shareholder Return	Bloom Energy Corp CAP vs TSR

PEO CAP - Sridhar, KR	Avg NEO CAP	BE TSR	NASDAQ Clean Edge Green Energy Total Return Index TSR

Compensation Actually Paid vs. Net Income	Bloom Energy Corp CAP vs Net Income

PEO CAP - Sridhar, KR	Avg NEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	Bloom Energy Corp CAP vs Product and Service Revenue

PEO CAP - Sridhar, KR	Avg NEO CAP	Product and Service Revenue

Tabular List, Table	The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•Revenue (particularly Product and Service Revenue)
•Non-GAAP gross margin
•Non-GAAP operating income/loss
•Cash flow from operations

Total Shareholder Return Amount	$ 297.13	198.13	255.96	293.57	383.67
Peer Group Total Shareholder Return Amount	141.58	174.51	193.70	277.30	284.83
Net Income (Loss)	$ (29,227,000)	$ (302,116,000)	$ (301,408,000)	$ (164,445,000)	$ (157,553,000)
Company Selected Measure Amount	1,298,695	1,158,300	1,031,618	807,696	628,266
PEO Name	KR Sridhar
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis of this Proxy Statement.
	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019. The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year (net income (loss) before portion attributable to redeemable noncontrolling interest and noncontrolling interest).The Company-selected measure is Product and Service Revenue, as described in our Compensation Discussion and Analysis section of this Proxy Statement above.As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (particularly Product and Service Revenue)
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP gross margin
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP operating income/loss
Measure:: 4
Pay vs Performance Disclosure
Name	Cash flow from operations
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (42,394,800)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,401,765
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,083,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,739,842)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,038,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,529,356)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,450,036)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,673,975)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,507,214
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,780,496
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,757
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,362)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,677)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0